Other Income - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Other Income [Abstract]
Agency income	$ 1,170,664	$ 150,709	$ 2,662,034	$ 2,586,019
Others	134,230	17,280	326
Total	$ 1,304,894	$ 167,989	$ 2,662,360	$ 2,586,019